LOANS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [TextBlock]

Note 8 – LOANS

Short-term loans were as follows:

	December 31,
Description	2011		2010
Loan payable to Xi Zhimen Branch of ICBC, interest at 5.84% annually, due by June 30, 2011, with collateral consisting of buildings and land use rights.	$		$1,510,000

Loan payable to Zhongguancun Branch of ICBC, interest at 6.56% annually, due by December 15, 2012, with collateral consisting of buildings and land use rights.		1,587,074

Loan payable to China Minsheng Bank, interest at 9.09% annually, due by March 29, 2012.		793,594

Loan payable to China Merchant Bank of Beijing Bank, interest at 6.94% annually, due by July 21, 2012.		1,110,952

		$3,491,620	$1,510,000

In January 2012, we repaid the RMB 5,000,000 ($793,594) to China Minsheng Bank before the due date.

In March 2012, we signed a new loan contract from China Minsheng Bank, amounting to RMB 5,000,000.

Long-term loans were as follows:

	December 31,
Description	2011	2010
Loan payable to China Development Bank, interest at 6.1% annually, due by Feb 24, 2014, with collateral consisting of buildings and land use rights.	$1,587,100	$-

	$1,587,100	$-

The interest expense was $298,600 and 74,374, for the years ended December 31, 2011 and 2010, respectively.

As of December 31, 2011, we maintain in total RMB 62 million (approximately $9.8 million) in rolling credit facilities, of this amount:

1)	Industrial and Commercial Bank of China Limited (“ICBC”) extended RMB40 million ($6.4 million) facilities, of which RMB10 million ($1.6 million) has been used for funding of procurement and purchases related to the company’s business, and RMB30 million ($4.8 million) has been extended for the issuance of guarantees, letters of credit, bid bonds and performance bonds. These facilities carry an interest rate equal to 1.05 times the People’s Bank of China’s benchmark lending rate.

2)	China Development Bank extended a RMB10 million (US$1.6 million) working capital facility. The current expiration date for the loan agreement is February 24, 2014, with RMB3 million scheduled to be repaid on February 24, 2012, RMB3 million to be repaid on February 24, 2013 and the remaining RMB4 million to be repaid on February 24, 2014. RMB loans carry an interest rate equal to the People’s Bank of China’s three-year benchmark lending rate;

3)	China Minsheng Bank extended a RMB5 million (US$0.8 million) facility to provide short-term liquidity and working capital. The current expiration date for the loan agreement is March 29, 2012. We repaid the whole amount in January of 2012, and renewed the contract for RMB5 million in April of 2012.

4)	China Merchant Bank extended a RMB7 milliion (US$1 million) facility to provide short-term liquidity and working capital. The current expiration date for the loan agreement is July 21, 2012. RMB loans carry an interest rate equal to 1.05 times the People’s Bank of China’s benchmark lending rate.

As of December 31, 2011, approximately $7 million was outstanding under the credit facility, leaving $2.8 million available under the credit facility with the bank allows the company to bid on projects and is not reflected on the balance sheet as of December 31,2011..